Consolidated statements of cash flows - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net profit for the year	S/ 1,943,195,000	S/ 1,307,461,000	S/ 1,079,276,000
Adjustments to reconcile net profit to net cash flows
Impairment loss on loans, net of recoveries	1,136,707,000	1,720,179,000	1,981,818,000
Loss due to impairment of financial investments	263,761,000	47,521,000	7,500,000
Depreciation and amortization	450,267,000	413,057,000	379,038,000
Provision for sundry risks	2,633,000	29,290,000	4,138,000
Deferred Income Tax	(37,490,000)	100,053,000	102,244,000
Net gain on sale of financial investments	(102,055,000)	(26,544,000)	(6,431,000)
Net gain on financial assets at fair value through profit or loss	(362,033,000)	(81,990,000)	(15,181,000)
Net gain on valuation of investment property	(101,104,000)	(60,260,000)	(7,111,000)
Net (gain) loss on sale of investment property		3,176,000
Gain on sale of property, furniture and equipment	(2,078,000)	(12,879,000)	(15,300,000)
Exchange difference	(38,004,000)	24,144,000	(8,427,000)
Net changes in assets and liabilities
Net increase in loan portfolio	(2,692,565,000)	(4,523,015,000)	(2,883,998,000)
Net decrease (increase) in other accounts receivable and other assets	508,944,000	(245,377,000)	(295,748,000)
Net (increase) decrease in restricted funds	(1,056,144,000)	100,925,000	(246,775,000)
Increase in deposits and obligations	2,204,284,000	4,687,587,000	503,544,000
Decrease (increase) in accrued interest receivable	22,494,000	58,688,000	(167,468,000)
(Decrease) increase in accrued interest payable	(68,442,000)	(120,753,000)	194,285,000
(Decrease) increase in due to banks and correspondents	(367,271,000)	(1,445,205,000)	1,837,830,000
Increase in other accounts payable, provisions and other liabilities	336,571,000	1,422,823,000	558,971,000
Decrease (increase) of investments at fair value through profit or loss	94,499,000	(125,386,000)	323,112,000
Income Tax paid	(305,590,000)	(363,463,000)	(450,125,000)
Net cash provided by operating activities	1,830,579,000	2,910,032,000	2,875,192,000
Cash flows from investing activities
(Purchase) sale of investments at fair value through other comprehensive income	(257,231,000)	722,080,000	(2,957,858,000)
Purchase of investments at amortized cost	(98,667,000)	(401,898,000)	(162,598,000)
Purchase of property, furniture and equipment	(301,435,000)	(104,719,000)	(147,645,000)
Purchase of intangible assets	(221,967,000)	(245,334,000)	(280,388,000)
Purchase of investment property	(62,723,000)	(61,812,000)	(16,903,000)
Sale of investment property		39,176,000
Sale of property, furniture and equipment	3,461,000	45,462,000	32,667,000
Net cash used in investing activities	(938,562,000)	(7,045,000)	(3,532,725,000)
Cash flows from financing activities
Dividends paid	(406,830,000)	(427,369,000)	(511,788,000)
Issuance of securities, bonds and obligations in circulation	1,625,953,000	1,706,371,000
Payments of bonds, notes and other obligations	(1,502,749,000)	(1,266,504,000)	(2,189,040,000)
Net decrease (increase) in receivable inter-bank funds	180,054,000	304,855,000	(228,796,000)
Net increase (decrease) in payable inter-bank funds	54,992,000	(121,438,000)	91,245,000
Purchase of treasury stock, net	(262,549,000)	(122,688,000)	(80,946,000)
Dividend payments to non-controlling interest	(3,040,000)	(2,911,000)	(4,776,000)
Lease payments	(83,054,000)	(82,644,000)	(89,334,000)
Net cash used in financing activities	(397,223,000)	(12,328,000)	(3,013,435,000)
Net increase (decrease) in cash and cash equivalents	494,794,000	2,890,659,000	(3,670,968,000)
Translation (loss) gain on cash and cash equivalents	(124,217,000)	12,496,000	37,403,000
Cash and cash equivalents at the beginning of the year	11,977,366,000	9,074,211,000	12,707,776,000
Cash and cash equivalents at the end of the year, Note 3.4(ad)	12,347,943,000	11,977,366,000	9,074,211,000
Cash paid by -
Interest	2,114,166,000	2,426,411,000	2,253,881,000
Dividends	423,136,000	430,280,000	516,564,000
Income Tax	305,590,000	363,463,000	450,125,000
Cash received from -
Interest	6,817,200,000	7,025,584,000	6,905,711,000
Dividends received	81,924,000	50,862,000	52,215,000
Non-cash transactions -
Recognition of right-of-use assets	S/ 48,851,000	S/ 105,860,000	S/ 35,901,000